CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Secondary Public Offering OR HK IPO CNY (¥)	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares Secondary Public Offering OR HK IPO CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Secondary Public Offering OR HK IPO CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year at Dec. 31, 2019	¥ 7,636,460			¥ 53	¥ 155		¥ 10,718,190		¥ 13,463	¥ 466,229	¥ (4,145,606)	¥ 583,976
Balance at the beginning of the year (Shares) at Dec. 31, 2019 | shares				85,364,814	242,751,341
Net loss	(3,054,017)										(3,007,412)	(46,605)
Impact of adoption of credit loss guidance	(17,900)										(17,900)
Share-based compensation	385,898						385,898
Share issuance from exercise of share options	3				¥ 3
Share issuance from exercise of share options (in shares) | shares					4,491,566
Issuance ordinary shares related to long-term investments	277,467						277,467
Share issuance from exercise of share options	2,817,458				¥ 12		2,817,446
Share issuance from exercise of share options (in shares) | shares					17,310,696
Shares redesignation				¥ (1)	¥ 1
Shares redesignation (in shares) | shares				(1,649,700)	1,649,700
Accretion to redeemable noncontrolling interests	(5,964)						(4,292)					(1,672)
Capital injection in subsidiaries by noncontrolling interests	21,463											21,463
Acquisition of subsidiaries	162,492						120,865					41,627
Acquisition of subsidiaries (in shares) | shares					270,435
Appropriation to statutory reserves									4,421		(4,421)
Purchase of noncontrolling interests	(116,056)				¥ 1		300,728					(416,785)
Purchase of noncontrolling interests (in shares) | shares					1,731,100
Foreign currency translation adjustments	(325,100)									(325,100)
Balance at the end of the year at Dec. 31, 2020	7,782,204			¥ 52	¥ 172		14,616,302		17,884	141,129	(7,175,339)	182,004
Balance at the end of the year (Shares) at Dec. 31, 2020 | shares				83,715,114	268,204,838
Net loss	(6,808,739)										(6,789,228)	(19,511)
Share-based compensation	999,817						999,817
Share issuance from exercise of share options	3				¥ 3
Share issuance from exercise of share options (in shares) | shares					3,262,562
Issuance ordinary shares related to long-term investments					¥ 1		(1)
Issuance ordinary shares related to long-term investments (in shares) | shares					1,045,700
Share issuance from exercise of share options			¥ 19,266,810			¥ 18		¥ 19,266,792
Share issuance from exercise of share options (in shares) | shares						28,750,000
Share issuance upon the conversion of convertible senior notes	449,911				¥ 3		449,908
Share issuance upon the conversion of convertible senior notes (in shares) | shares					2,854,277
Capital injection in subsidiaries by noncontrolling interests	2,187											2,187
Acquisition of subsidiaries	617,999				¥ 1		632,747					(14,749)
Acquisition of subsidiaries (in shares) | shares					2,056,825
Appropriation to statutory reserves									6,737		(6,737)
Purchase of noncontrolling interests	(173,135)				¥ 1		(35,604)					(137,532)
Purchase of noncontrolling interests (in shares) | shares					715,271
Foreign currency translation adjustments	(420,991)									(420,991)
Balance at the end of the year at Dec. 31, 2021	21,716,066			¥ 52	¥ 199		35,929,961		24,621	(279,862)	(13,971,304)	12,399
Balance at the end of the year (Shares) at Dec. 31, 2021 | shares				83,715,114	306,889,473
Net loss	(7,507,653)	$ (1,088,507)									(7,497,013)	(10,640)
Share-based compensation	1,040,683						1,040,683
Share issuance from exercise of share options	4				¥ 4
Share issuance from exercise of share options (in shares) | shares					3,929,433
Share issuance upon the conversion of convertible senior notes	96						96
Share issuance upon the conversion of convertible senior notes (in shares) | shares					565
Repurchase of shares	(347,581)				¥ (2)		(347,579)
Repurchase of shares (in shares) | shares					(2,640,832)
Appropriation to statutory reserves									11,552		(11,552)
Purchase of noncontrolling interests (in shares) | shares					45,000
Foreign currency translation adjustments	337,972	49,001								337,972
Balance at the end of the year at Dec. 31, 2022	¥ 15,239,587	$ 2,209,533		¥ 52	¥ 201		¥ 36,623,161		¥ 36,173	¥ 58,110	¥ (21,479,869)	¥ 1,759
Balance at the end of the year (Shares) at Dec. 31, 2022 | shares				83,715,114	308,223,639